Investment Contracts - Summary of Investment Contracts for General Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investment contracts general account [Line Items]
Beginning balance	€ 21,075	€ 18,594
Deposits	20,947	16,189
Withdrawals	(21,936)	(16,047)
Investment contracts liabilities released	(3)	(15)
Interest credited	256	246
Net exchange differences	672	(709)
Transfer to/from other headings	780	2,828
Other	(23)	(12)
Ending balance	21,767	21,075
Institutional guaranteed products	187	295
Fixed annuities	9,543	7,786
Savings accounts	11,586	12,540
Investment contracts with discretionary participation features	194	185
Other	256	268
Investment contracts liabilities	21,767	21,075	€ 18,594
Without Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	20,889	18,382
Deposits	20,947	16,189
Withdrawals	(21,936)	(16,047)
Investment contracts liabilities released
Interest credited	256	246
Net exchange differences	660	(698)
Transfer to/from other headings	780	2,828
Other	(23)	(12)
Ending balance	21,573	20,889
With Discretionary Participation Features [member]
Disclosure of investment contracts general account [Line Items]
Beginning balance	185	211
Deposits
Withdrawals
Investment contracts liabilities released	(3)	(15)
Interest credited
Net exchange differences	12	(11)
Transfer to/from other headings
Other	0	0
Ending balance	€ 194	€ 185